Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000152359 [Member] | Terns Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000152359 [Member] | Clearwater Analytics Holdings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000152359 [Member] | Air Lease Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000152359 [Member] | National Storage Affiliates Trust REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000152359 [Member] | Tri Pointe Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152359 [Member] | Electronic Arts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000152359 [Member] | Masimo Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000152359 [Member] | Sealed Air Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000152359 [Member] | Hologic Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000152359 [Member] | Chart Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000152359 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000152359 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000152359 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000152359 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000152359 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000152359 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000152359 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000152359 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%
C000152359 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000152359 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000152359 [Member] | Special Purpose Acquisition Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000152359 [Member] | Master Limited Partnerships [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152359 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152359 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000152359 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000152359 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000248222 [Member] | Terns Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000248222 [Member] | Clearwater Analytics Holdings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000248222 [Member] | Air Lease Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000248222 [Member] | National Storage Affiliates Trust REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000248222 [Member] | Tri Pointe Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000248222 [Member] | Electronic Arts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000248222 [Member] | Masimo Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000248222 [Member] | Sealed Air Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000248222 [Member] | Hologic Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000248222 [Member] | Chart Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000248222 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000248222 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000248222 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000248222 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000248222 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000248222 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000248222 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000248222 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%
C000248222 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000248222 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000248222 [Member] | Special Purpose Acquisition Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000248222 [Member] | Master Limited Partnerships [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000248222 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000248222 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000248222 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000248222 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152358 [Member] | Terns Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000152358 [Member] | Clearwater Analytics Holdings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000152358 [Member] | Air Lease Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000152358 [Member] | National Storage Affiliates Trust REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000152358 [Member] | Tri Pointe Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152358 [Member] | Electronic Arts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000152358 [Member] | Masimo Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000152358 [Member] | Sealed Air Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000152358 [Member] | Hologic Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000152358 [Member] | Chart Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000152358 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000152358 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000152358 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000152358 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000152358 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000152358 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000152358 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000152358 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%
C000152358 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000152358 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000152358 [Member] | Special Purpose Acquisition Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000152358 [Member] | Master Limited Partnerships [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152358 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152358 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000152358 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000152358 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000174208 [Member] | Air Lease Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000174208 [Member] | National Storage Affiliates Trust REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000174208 [Member] | Tri Pointe Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000174208 [Member] | Electronic Arts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000174208 [Member] | Masimo Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000174208 [Member] | Sealed Air Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000174208 [Member] | Hologic Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000174208 [Member] | Chart Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000174208 [Member] | S And P 500 Index Options Exercise Price 6 000 00 Expiration Date 6 30 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000174208 [Member] | S And P 500 Index Options Exercise Price 7 000 00 Expiration Date 6 30 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000174208 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000174208 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000174208 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000174208 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000174208 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000174208 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000174208 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000174208 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000174208 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000174208 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.30%)
C000174208 [Member] | Special Purpose Acquisition Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000174208 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000174208 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000174208 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000174208 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000174208 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000174208 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000174208 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000174208 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000174208 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000174208 [Member] | Private Investment Vehicles [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000174208 [Member] | Purchased Options Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000239642 [Member] | Air Lease Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000239642 [Member] | National Storage Affiliates Trust REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000239642 [Member] | Tri Pointe Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000239642 [Member] | Electronic Arts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000239642 [Member] | Masimo Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000239642 [Member] | Sealed Air Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000239642 [Member] | Hologic Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000239642 [Member] | Chart Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000239642 [Member] | S And P 500 Index Options Exercise Price 6 000 00 Expiration Date 6 30 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000239642 [Member] | S And P 500 Index Options Exercise Price 7 000 00 Expiration Date 6 30 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000239642 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000239642 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000239642 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000239642 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000239642 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000239642 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000239642 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000239642 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000239642 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000239642 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.30%)
C000239642 [Member] | Special Purpose Acquisition Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000239642 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000239642 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000239642 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000239642 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000239642 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000239642 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000239642 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000239642 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000239642 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000239642 [Member] | Private Investment Vehicles [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000239642 [Member] | Purchased Options Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000174209 [Member] | Air Lease Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000174209 [Member] | National Storage Affiliates Trust REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000174209 [Member] | Tri Pointe Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000174209 [Member] | Electronic Arts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000174209 [Member] | Masimo Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000174209 [Member] | Sealed Air Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000174209 [Member] | Hologic Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000174209 [Member] | Chart Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000174209 [Member] | S And P 500 Index Options Exercise Price 6 000 00 Expiration Date 6 30 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000174209 [Member] | S And P 500 Index Options Exercise Price 7 000 00 Expiration Date 6 30 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000174209 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000174209 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000174209 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000174209 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000174209 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000174209 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000174209 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000174209 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000174209 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000174209 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.30%)
C000174209 [Member] | Special Purpose Acquisition Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000174209 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000174209 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000174209 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000174209 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000174209 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000174209 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000174209 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000174209 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000174209 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000174209 [Member] | Private Investment Vehicles [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000174209 [Member] | Purchased Options Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%